Note 13 - Share Capital (Details) (USD $)	12 Months Ended			0 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jul. 02, 2014
Note 13 - Share Capital (Details) [Line Items]
Proceeds from Issuance of Common Stock	$ 140,724,000	$ 3,633,000	$ 704,000
Proceeds from Stock Options Exercised	900,000	3,600,000	700,000
Public Offering [Member]
Note 13 - Share Capital (Details) [Line Items]
Share Price (in Dollars per share)				$ 13.50
Stock Issued During Period, Shares, New Issues (in Shares)	10,925,000			10,925,000
Over-Allotment Option				15.00%
Proceeds from Issuance of Common Stock				147,500,000
Proceeds from Issuance of Common Stock, Net				$ 142,100,000